Financial instruments and financial risk management - Liquidity risk (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jan. 01, 2022	Dec. 31, 2021
Maturity profile of the Group's financial liabilities based on contractual terms
Cash and cash equivalents	$ 43,732	$ 42	$ 693	$ 955	$ 955
Carrying amount
Lease liabilities - undiscounted	16,247
Outstanding amount	425,907	786
Carrying amount	809,219	290,151		262,574
Liquidity risk
Maturity profile of the Group's financial liabilities based on contractual terms
Cash and cash equivalents	43,732	42		$ 955
Carrying amount
Trade payables and accrued liabilities	63,754	927
Lease liabilities - undiscounted	16,247
Carrying amount	505,908	1,713
Liquidity risk | Within 1 year
Contractual cash flows
Trade payables and accrued liabilities	63,754	927
Lease liabilities - undiscounted	6,108
Contractual cash flows	112,407	1,713
Liquidity risk | 1 - 2 years
Contractual cash flows
Lease liabilities - undiscounted	6,107
Contractual cash flows	64,237
Liquidity risk | More than 2 years
Contractual cash flows
Lease liabilities - undiscounted	6,107
Contractual cash flows	567,948
Liquidity risk | Mezzanine Debt Facility
Carrying amount
Outstanding amount	75,663
Liquidity risk | Mezzanine Debt Facility | More than 2 years
Contractual cash flows
Lease liabilities - undiscounted	135,000
Liquidity risk | Senior Syndicated Facility Agreement
Carrying amount
Outstanding amount	195,121
Liquidity risk | Senior Syndicated Facility Agreement | Within 1 year
Contractual cash flows
Lease liabilities - undiscounted	29,590
Liquidity risk | Senior Syndicated Facility Agreement | 1 - 2 years
Contractual cash flows
Lease liabilities - undiscounted	37,430
Liquidity risk | Senior Syndicated Facility Agreement | More than 2 years
Contractual cash flows
Lease liabilities - undiscounted	137,940
Liquidity risk | Copper Purchase Agreement
Carrying amount
Outstanding amount	79,859
Liquidity risk | Copper Purchase Agreement | Within 1 year
Contractual cash flows
Lease liabilities - undiscounted	493
Liquidity risk | Copper Purchase Agreement | 1 - 2 years
Contractual cash flows
Lease liabilities - undiscounted	11,562
Liquidity risk | Copper Purchase Agreement | More than 2 years
Contractual cash flows
Lease liabilities - undiscounted	181,477
Liquidity risk | Silver Purchase Agreement
Carrying amount
Outstanding amount	75,264
Liquidity risk | Silver Purchase Agreement | Within 1 year
Contractual cash flows
Lease liabilities - undiscounted	12,462
Liquidity risk | Silver Purchase Agreement | 1 - 2 years
Contractual cash flows
Lease liabilities - undiscounted	9,138
Liquidity risk | Silver Purchase Agreement | More than 2 years
Contractual cash flows
Lease liabilities - undiscounted	$ 107,424
Liquidity risk | Promissory note - related party
Carrying amount
Outstanding amount		786
Liquidity risk | Promissory note - related party | Within 1 year
Contractual cash flows
Debt facility and agreements		$ 786